Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended			37 Months Ended			38 Months Ended			39 Months Ended			40 Months Ended			41 Months Ended			42 Months Ended			43 Months Ended			44 Months Ended			45 Months Ended			46 Months Ended			47 Months Ended			48 Months Ended			49 Months Ended			50 Months Ended			51 Months Ended			52 Months Ended			53 Months Ended			54 Months Ended			55 Months Ended			56 Months Ended			57 Months Ended			58 Months Ended			59 Months Ended			60 Months Ended			61 Months Ended			62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended		110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000018231
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class A with load
Accumulated Value				$ 9,572			$ 9,301			$ 9,309			$ 9,776			$ 10,170			$ 10,216			$ 10,338			$ 10,589			$ 10,812			$ 10,884			$ 10,881			$ 10,831				$ 10,979			$ 11,159			$ 11,330			$ 11,351			$ 11,414			$ 11,496			$ 11,532			$ 11,673			$ 11,686			$ 11,773			$ 11,768			$ 11,791			$ 11,803			$ 11,928			$ 11,777			$ 11,740			$ 11,811			$ 11,723			$ 11,740			$ 11,878			$ 11,876			$ 11,939			$ 11,744			$ 11,682			$ 11,396			$ 11,906			$ 12,070			$ 12,179			$ 12,352			$ 12,169			$ 12,480			$ 12,479			$ 12,443			$ 12,454			$ 12,474			$ 12,493			$ 12,757			$ 12,772			$ 12,550			$ 10,943			$ 11,421			$ 12,008			$ 12,212			$ 12,790			$ 12,941			$ 12,780			$ 12,834			$ 13,510			$ 13,798			$ 13,769		$ 13,841		$ 13,860		$ 14,028		$ 14,051		$ 14,231		$ 14,247		$ 14,329		$ 14,281		$ 14,167		$ 13,955		$ 14,194		$ 13,777		$ 13,589		$ 13,447		$ 12,863		$ 12,819		$ 11,833		$ 12,568		$ 12,288		$ 11,764		$ 12,063		$ 12,334		$ 12,255		$ 12,764		$ 12,512		$ 12,503		$ 12,566		$ 12,357		$ 12,612		$ 12,828		$ 12,830		$ 12,680		$ 12,315		$ 12,840		$ 13,422		$ 13,380		$ 13,455		$ 13,539		$ 13,352		$ 13,544		$ 13,620		$ 13,895		$ 14,084		$ 14,475		$ 14,473		$ 14,712		$ 14,640		$ 14,792	$ 14,903	$ 14,745	$ 14,699	$ 14,980	$ 15,267	$ 15,392	$ 15,632	$ 15,788	$ 15,821	$ 15,857	$ 15,940
C000018233
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class C
Accumulated Value				10,000			9,712			9,714			10,195			10,599			10,640			10,761			11,013			11,238			11,305			11,295			11,235				11,408			11,560			11,729			11,744			11,802			11,905			11,909			12,047			12,052			12,134			12,121			12,136			12,169			12,261			12,100			12,054			12,118			12,021			12,029			12,162			12,181			12,239			12,031			11,932			11,632			12,144			12,304			12,437			12,604			12,411			12,689			12,709			12,635			12,639			12,650			12,691			12,949			12,957			12,695			11,096			11,571			12,123			12,322			12,926			13,070			12,900			12,916			13,618			13,895			13,858		13,923		13,901		14,094		14,106		14,277		14,284		14,323		14,299		14,176		13,923		14,183		13,760		13,565		13,383		12,828		12,776		11,756		12,510		12,225		11,698		11,953		12,247		12,126		12,656		12,366		12,385		12,403		12,189		12,431		12,671		12,665		12,509		12,144		12,650		13,210		13,170		13,244		13,326		13,142		13,330		13,406		13,676		13,863		14,247		14,245		14,481		14,410		14,559	14,669	14,513	14,468	14,744	15,027	15,150	15,386	15,539	15,572	15,607	15,689
C000175112
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class N
Accumulated Value		$ 10,000	$ 10,000			$ 10,164			$ 10,309			$ 10,470			$ 10,492			$ 10,553			$ 10,656			$ 10,668			$ 10,801			$ 10,815			$ 10,899			$ 10,897				$ 10,921			$ 10,961			$ 11,054			$ 10,917			$ 10,910			$ 10,953			$ 10,875			$ 10,893			$ 11,025			$ 11,026			$ 11,113			$ 10,934			$ 10,853			$ 10,616			$ 11,094			$ 11,250			$ 11,381			$ 11,518			$ 11,377			$ 11,643			$ 11,646			$ 11,615			$ 11,628			$ 11,649			$ 11,697			$ 11,920			$ 11,936			$ 11,732			$ 10,233			$ 10,682			$ 11,233			$ 11,428			$ 11,971			$ 12,116			$ 11,968			$ 12,022			$ 12,658			$ 12,931			$ 12,907			$ 13,008			$ 12,999			$ 13,160			$ 13,215			$ 13,357			$ 13,376			$ 13,456			$ 13,414			$ 13,311			$ 13,115			$ 13,343		$ 12,954		$ 12,780		$ 12,650		$ 12,104		$ 12,065		$ 11,140		$ 11,835		$ 11,574		$ 11,083		$ 11,367		$ 11,626		$ 11,554		$ 12,037		$ 11,802		$ 11,797		$ 11,859		$ 11,665		$ 11,909		$ 12,116		$ 12,156		$ 11,982		$ 11,640		$ 12,139		$ 12,692		$ 12,656		$ 12,729		$ 12,848		$ 12,674		$ 12,822		$ 12,898		$ 13,162		$ 13,381		$ 13,717		$ 13,719		$ 13,949		$ 13,885		$ 14,071		$ 14,180		$ 13,993		$ 13,993		$ 14,223		$ 14,500		$ 14,662		$ 14,853		$ 15,005		$ 15,040		$ 15,078		$ 15,161
C000069253
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class Y
Accumulated Value				10,000			9,718			9,728			10,221			10,636			10,686			10,816			11,082			11,317			11,395			11,395			11,345				11,504			11,695			11,877			11,902			11,971			12,059			12,100			12,223			12,267			12,361			12,358			12,385			12,401			12,535			12,350			12,342			12,390			12,330			12,351			12,499			12,499			12,568			12,365			12,302			12,004			12,545			12,721			12,869			13,054			12,863			13,164			13,198			13,131			13,145			13,200			13,223			13,507			13,524			13,261			11,594			12,102			12,694			12,914			13,562			13,692			13,525			13,585			14,305			14,613			14,586		14,666		14,689		14,871		14,899		15,093		15,114		15,204		15,156		15,039		14,816		15,074		14,632		14,435		14,287		13,668		13,660		12,576		13,363		13,067		12,510		12,832		13,124		13,043		13,588		13,322		13,354		13,386		13,165		13,441		13,713		13,719		13,521		13,173		13,737		14,363		14,281		14,364		14,497		14,300		14,467		14,594		14,849		15,097		15,476		15,477		15,737		15,663		15,873	15,995	15,784	15,783	16,043	16,354	16,492	16,752	16,923	16,963	17,005	17,098
C000223747
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class A with load
Accumulated Value	$ 10,000				$ 9,554			$ 9,667			$ 9,752			$ 9,526			$ 9,801			$ 9,933			$ 10,047			$ 9,386			$ 9,745			$ 9,216			$ 9,396				$ 8,839			$ 9,165			$ 8,638			$ 8,389			$ 8,303			$ 7,652			$ 7,518			$ 7,231			$ 7,681			$ 7,441			$ 6,809			$ 6,733			$ 7,748			$ 7,542			$ 8,427			$ 8,100			$ 8,600			$ 8,571			$ 8,379			$ 8,850			$ 9,245			$ 8,543			$ 8,062			$ 7,629			$ 8,706			$ 9,092			$ 8,870			$ 9,604			$ 9,537			$ 9,094			$ 9,519			$ 9,558			$ 9,567			$ 10,185			$ 10,803			$ 10,301			$ 10,639			$ 10,283			$ 10,894			$ 10,787			$ 10,137			$ 10,385			$ 10,996			$ 11,192			$ 10,877			$ 11,419			$ 11,763			$ 11,704			$ 11,281			$ 11,300
C000223748
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class C
Accumulated Value	10,000				10,133			10,243			10,333			10,083			10,366			10,496			10,606			9,905			10,276			9,715			9,905				9,305			9,648			9,090			8,827			8,725			8,035			7,893			7,579			8,045			7,802			7,132			7,051			8,096			7,883			8,796			8,451			8,969			8,928			8,725			9,212			9,618			8,877			8,370			7,914			9,030			9,425			9,192			9,943			9,861			9,397			9,843			9,864			9,874			10,503			11,122			10,614			10,939			10,574			11,193			11,071			10,401			10,651			11,279			11,465			11,135			11,681			12,021			11,959			11,516			11,526
C000223749
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class N
Accumulated Value	10,000				10,138			10,258			10,348			10,108			10,411			10,551			10,671			9,970			10,361			9,800			10,000				9,400			9,756			9,196			8,941			8,849			8,157			8,014			7,699			8,188			7,943			7,261			7,190			8,269			8,052			8,996			8,647			9,190			9,149			8,955			9,457			9,888			9,139			8,616			8,165			9,324			9,742			9,494			10,289			10,206			9,744			10,209			10,240			10,260			10,921			11,581			11,055			11,416			11,044			11,709			11,584			10,888			11,164			11,828			12,039			11,702			12,292			12,661			12,598			12,145			12,164
C000223746
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class Y
Accumulated Value	10,000				10,138			10,258			10,358			10,108			10,410			10,551			10,671			9,970			10,350			9,790			10,000				9,399			9,752			9,192			8,937			8,846			8,154			8,011			7,695			8,184			7,930			7,258			7,176			8,255			8,045			8,988			8,640			9,173			9,142			8,947			9,449			9,880			9,121			8,609			8,148			9,306			9,719			9,482			10,276			10,194			9,732			10,196			10,227			10,237			10,907			11,567			11,041			11,391			11,026			11,680			11,555			10,871			11,136			11,799			12,010			11,673			12,262			12,631			12,568			12,115			12,139
C000018234
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class A with load
Accumulated Value				9,576			9,492			9,557			9,920			10,086			9,968			10,146			10,299			10,365			10,376			10,292			10,118				10,149			10,310			10,373			10,390			10,423			10,506			10,615			10,757			10,765			10,779			10,745			10,748			10,798			10,859			10,760			10,799			10,771			10,735			10,702			10,770			10,770			10,800			10,675			10,670			10,729			10,886			10,922			11,082			11,123			11,233			11,393			11,426			11,678			11,624			11,645			11,643			11,671			11,902			12,052			11,340			11,829			12,082			12,309			12,603			12,556			12,550			12,557			12,859			13,002			12,946		12,879		12,791		12,871		12,920		13,012		13,083		13,095		13,051		13,040		12,971		13,011		12,754		12,590		12,343		11,948		11,961		11,685		11,935		11,728		11,283		11,170		11,534		11,499		11,872		11,580		11,873		11,944		11,802		11,783		11,824		11,772		11,506		11,316		11,856		12,343		12,373		12,214		12,349		12,079		12,275		12,398		12,664		12,862		13,038		12,715		12,854		12,644		12,716	12,969	12,928	12,926	12,896	13,117	13,116	13,246	13,390	13,445	13,524	13,504
C000018236
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class C
Accumulated Value				10,000			9,915			9,978			10,335			10,503			10,383			10,563			10,707			10,770			10,775			10,680			10,490				10,515			10,686			10,747			10,748			10,776			10,855			10,962			11,103			11,104			11,112			11,070			11,065			11,109			11,166			11,056			11,090			11,054			11,010			10,979			11,042			11,022			11,052			10,915			10,903			10,957			11,102			11,133			11,301			11,325			11,431			11,588			11,615			11,867			11,804			11,817			11,808			11,828			12,048			12,205			11,468			11,951			12,201			12,426			12,718			12,661			12,647			12,647			12,946			13,082			13,018		12,943		12,845		12,918		12,958		13,043		13,095		13,110		13,057		13,026		12,960		12,991		12,724		12,550		12,294		11,899		11,905		11,619		11,863		11,647		11,204		11,071		11,430		11,399		11,756		11,468		11,742		11,806		11,657		11,643		11,664		11,605		11,332		11,147		11,667		12,132		12,160		12,004		12,137		11,872		12,065		12,185		12,447		12,642		12,815		12,496		12,634		12,427		12,497	12,747	12,707	12,704	12,675	12,892	12,891	13,019	13,160	13,214	13,292	13,272
C000125485
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class N
Accumulated Value				10,000			9,915			9,987			10,360			10,546			10,426			10,615			10,778			10,851			10,856			10,782			10,593				10,630			10,811			10,880			10,901			10,939			11,029			11,147			11,299			11,311			11,328			11,296			11,302			11,358			11,426			11,324			11,368			11,342			11,297			11,276			11,350			11,354			11,385			11,256			11,253			11,319			11,488			11,528			11,700			11,746			11,865			12,037			12,075			12,344			12,291			12,327			12,317			12,349			12,597			12,759			12,008			12,529			12,800			13,044			13,359			13,312			13,309			13,320			13,643			13,800			13,743		13,687		13,584		13,673		13,728		13,830		13,909		13,938		13,882		13,874		13,817		13,851		13,580		13,408		13,149		12,731		12,749		12,458		12,727		12,510		12,039		11,921		12,313		12,291		12,692		12,371		12,687		12,766		12,617		12,600		12,647		12,595		12,314		12,113		12,694		13,219		13,254		13,087		13,235		12,949		13,162		13,297		13,586		13,802		13,995		13,664		13,804		13,582		13,663	13,939	13,898	13,898	13,870	14,111	14,114	14,257	14,416	14,478	14,567	14,550
C000018238
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class Y
Accumulated Value				10,000			9,914			9,984			10,356			10,531			10,420			10,607			10,760			10,831			10,846			10,770			10,581				10,616			10,795			10,864			10,883			10,911			11,000			11,117			11,277			11,288			11,305			11,262			11,278			11,322			11,399			11,287			11,330			11,314			11,268			11,246			11,320			11,323			11,354			11,225			11,222			11,287			11,444			11,484			11,665			11,710			11,828			11,999			12,037			12,304			12,250			12,275			12,264			12,307			12,543			12,714			11,966			12,473			12,753			12,996			13,309			13,262			13,258			13,269			13,590			13,745			13,688		13,620		13,529		13,617		13,672		13,772		13,851		13,866		13,823		13,802		13,744		13,777		13,519		13,348		13,090		12,674		12,679		12,389		12,668		12,440		11,983		11,853		12,254		12,219		12,618		12,311		12,624		12,702		12,541		12,537		12,583		12,518		12,237		12,051		12,628		13,136		13,170		13,017		13,163		12,878		13,090		13,223		13,497		13,711		13,901		13,573		13,725		13,503		13,583	13,857	13,816	13,801	13,786	14,026	14,013	14,155	14,326	14,388	14,476	14,443
C000082998
Account Value [Line Items]
Line Graph and Table Measure Name																																						Admin Class
Accumulated Value				10,000			9,910			9,980			10,348			10,519			10,404			10,587			10,745			10,802			10,812			10,731			10,546				10,572			10,747			10,811			10,826			10,849			10,933			11,045			11,201			11,206			11,218			11,171			11,181			11,221			11,293			11,187			11,215			11,194			11,154			11,128			11,190			11,180			11,210			11,077			11,070			11,140			11,291			11,326			11,490			11,530			11,642			11,805			11,838			12,097			12,039			12,057			12,053			12,079			12,306			12,470			11,729			12,234			12,493			12,726			13,028			12,976			12,968			12,962			13,282			13,428			13,367		13,296		13,201		13,282		13,329		13,422		13,481		13,502		13,454		13,428		13,366		13,392		13,136		12,952		12,707		12,296		12,296		12,020		12,275		12,047		11,598		11,479		11,852		11,812		12,195		11,892		12,191		12,262		12,113		12,091		12,131		12,062		11,799		11,601		12,153		12,638		12,678		12,513		12,649		12,369		12,568		12,691		12,949		13,150		13,328		13,006		13,146		12,927		12,998	13,256	13,211	13,192	13,172	13,396	13,379	13,509	13,668	13,720	13,784	13,760
C000018251
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class A with load
Accumulated Value				9,573			9,293			9,253			9,725			9,975			9,958			10,117			10,342			10,373			10,410			10,326			10,232				10,365			10,513			10,703			10,699			10,776			10,849			10,967			11,113			11,098			11,140			11,054			11,077			11,113			11,278			11,192			11,174			11,062			11,015			11,047			11,183			11,198			11,289			10,993			10,951			10,779			11,113			11,229			11,291			11,361			11,284			11,524			11,514			11,557			11,631			11,733			11,636			11,948			11,938			11,696			10,475			10,694			11,014			11,139			11,511			11,590			11,469			11,375			11,928			12,085			12,028		11,996		12,058		12,225		12,302		12,494		12,571		12,631		12,508		12,551		12,351		12,551		12,205		12,011		11,906		11,438		11,423		10,840		11,242		11,071		10,607		10,634		10,973		10,944		11,414		11,130		11,244		11,259		11,052		11,190		11,313		11,249		10,985		10,687		11,236		11,821		11,830		11,769		11,942		11,624		11,852		11,955		12,240		12,505		12,843		12,634		12,833		12,643		12,817	12,987	12,908	12,947	13,044	13,324	13,325	13,615	13,709	13,744	13,850	13,941
C000018253
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class C
Accumulated Value				10,000			9,705			9,656			10,146			10,399			10,376			10,534			10,759			10,785			10,816			10,722			10,617				10,747			10,892			11,089			11,078			11,143			11,216			11,330			11,473			11,450			11,486			11,390			11,414			11,435			11,603			11,502			11,476			11,355			11,299			11,322			11,461			11,469			11,555			11,238			11,196			11,015			11,345			11,456			11,512			11,574			11,490			11,724			11,706			11,742			11,817			11,912			11,799			12,111			12,094			11,844			10,595			10,809			11,130			11,247			11,616			11,687			11,559			11,458			12,002			12,157			12,093		12,054		12,108		12,275		12,341		12,531		12,591		12,642		12,512		12,547		12,341		12,538		12,181		11,982		11,871		11,393		11,371		10,790		11,169		11,002		10,531		10,551		10,885		10,848		11,310		11,017		11,121		11,128		10,919		11,047		11,169		11,089		10,825		10,529		11,065		11,635		11,634		11,574		11,744		11,432		11,656		11,757		12,037		12,298		12,631		12,425		12,620		12,434		12,605	12,772	12,695	12,732	12,828	13,103	13,104	13,390	13,482	13,516	13,621	13,710
C000125487
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class N
Accumulated Value				10,000			9,718			9,678			10,175			10,439			10,424			10,594			10,832			10,868			10,910			10,817			10,722				10,864			11,023			11,226			11,224			11,308			11,388			11,515			11,672			11,660			11,715			11,619			11,655			11,688			11,873			11,778			11,762			11,647			11,601			11,637			11,793			11,812			11,911			11,593			11,561			11,383			11,739			11,856			11,924			12,001			11,924			12,181			12,174			12,223			12,313			12,424			12,317			12,651			12,644			12,399			11,098			11,334			11,677			11,821			12,211			12,298			12,183			12,077			12,668			12,839			12,781		12,760		12,820		13,010		13,097		13,305		13,381		13,449		13,320		13,370		13,160		13,377		13,021		12,807		12,708		12,201		12,198		11,579		12,002		11,822		11,338		11,370		11,736		11,698		12,214		11,913		12,028		12,046		11,838		11,979		12,124		12,048		11,768		11,462		12,054		12,686		12,688		12,625		12,825		12,475		12,723		12,838		13,147		13,436		13,815		13,593		13,799		13,599		13,790	13,976	13,895	13,951	14,048	14,353	14,358	14,686	14,791	14,821	14,952	15,042
C000018254
Account Value [Line Items]
Line Graph and Table Measure Name																																						Class Y
Accumulated Value				10,000			9,717			9,676			10,172			10,436			10,421			10,590			10,827			10,862			10,903			10,810			10,714				10,856			11,014			11,215			11,213			11,296			11,375			11,502			11,658			11,644			11,691			11,602			11,638			11,670			11,853			11,758			11,741			11,626			11,579			11,614			11,769			11,779			11,885			11,568			11,534			11,356			11,710			11,827			11,894			11,970			11,892			12,147			12,140			12,188			12,268			12,387			12,279			12,611			12,603			12,359			11,061			11,296			11,636			11,770			12,166			12,253			12,128			12,031			12,619			12,788			12,730		12,698		12,767		12,956		13,032		13,247		13,323		13,389		13,261		13,309		13,100		13,315		12,960		12,747		12,638		12,142		12,129		11,522		11,942		11,762		11,271		11,302		11,676		11,637		12,140		11,840		11,964		11,982		11,764		11,914		12,058		11,982		11,702		11,387		11,986		12,603		12,615		12,552		12,740		12,403		12,649		12,762		13,069		13,355		13,720		13,510		13,715		13,515		13,704	13,889	13,807	13,851	13,959	14,261	14,265	14,580	14,683	14,713	14,842	14,943
C000082999
Account Value [Line Items]
Line Graph and Table Measure Name																																						Admin Class
Accumulated Value				10,000			9,713			9,669			10,162			10,422			10,402			10,559			10,799			10,823			10,859			10,769			10,668				10,806			10,959			11,156			11,149			11,228			11,301			11,415			11,566			11,555			11,597			11,496			11,526			11,553			11,730			11,639			11,617			11,498			11,447			11,477			11,617			11,630			11,723			11,411			11,365			11,192			11,529			11,648			11,710			11,780			11,698			11,945			11,932			11,975			12,049			12,152			12,050			12,370			12,358			12,104			10,833			11,059			11,388			11,515			11,898			11,978			11,851			11,751			12,313			12,472			12,410		12,384		12,445		12,616		12,693		12,889		12,957		13,016		12,886		12,928		12,727		12,931		12,572		12,369		12,258		11,771		11,753		11,158		11,561		11,382		10,910		10,936		11,283		11,241		11,724		11,429		11,544		11,556		11,341		11,481		11,615		11,536		11,262		10,963		11,526		12,116		12,122		12,057		12,233		11,903		12,135		12,228		12,518		12,798		13,144		12,926		13,127		12,930		13,095	13,267	13,195	13,231	13,317	13,601	13,600	13,895	13,999	14,021	14,127	14,216
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,000			10,014			10,034			10,101			10,096			10,174			10,252			10,242			10,286			10,378			10,329			10,335				10,321			10,369			10,249			10,152			10,217			10,141			10,214			10,201			10,204			10,269			10,203			10,122			10,183			10,370			10,480			10,474			10,675			10,678			10,867			11,004			11,028			11,314			11,254			11,287			11,282			11,274			11,491			11,698			11,629			11,836			11,891			11,966			12,144			12,046			12,040			11,986			12,103			12,120			12,033			11,860			11,711			11,804			11,843			11,926			12,059			12,036			11,932			11,929			11,964			11,933		11,676		11,546		11,225		10,799		10,869		10,698		10,960		10,650		10,190		10,058		10,428		10,381		10,700		10,423		10,688		10,753		10,636		10,598		10,591		10,523		10,256		10,094		10,551		10,955		10,925		10,770		10,870		10,595		10,775		10,877		11,131		11,291		11,442		11,158		11,276		11,092		11,150		11,396		11,400		11,445		11,363		11,538		11,507		11,645		11,772		11,845		11,919		11,901
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,138			10,210			10,303			10,343			10,345			10,531			10,598			10,586			10,580			10,499			10,250				10,265			10,285			10,354			10,349			10,428			10,509			10,498			10,543			10,638			10,587			10,593			10,580			10,628			10,506			10,406			10,473			10,395			10,469			10,456			10,459			10,526			10,458			10,376			10,438			10,630			10,742			10,736			10,942			10,945			11,139			11,279			11,304			11,597			11,535			11,570			11,564			11,556			11,778			11,990			11,920			12,132			12,188			12,265			12,448			12,348			12,341			12,286			12,406			12,424			12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value				10,000			9,839			9,896			10,335			10,740			10,806			10,906			11,201			11,435			11,511			11,556			11,501				11,713			11,883			12,056			12,029			12,168			12,274			12,290			12,427			12,422			12,533			12,586			12,554			12,592			12,667			12,560			12,484			12,565			12,562			12,612			12,750			12,844			12,915			12,709			12,600			12,330			12,887			13,101			13,225			13,413			13,253			13,555			13,632			13,686			13,736			13,774			13,819			14,095			14,099			13,900			12,307			12,862			13,428			13,560			14,196			14,331			14,183			14,255			14,819			15,098			15,148		15,204		15,226		15,392		15,437		15,644		15,704		15,784		15,783		15,756		15,602		15,895		15,460		15,301		15,126		14,588		14,624		13,639		14,444		14,112		13,551		13,903		14,205		14,116		14,654		14,465		14,620		14,766		14,631		14,876		15,081		15,123		14,944		14,770		15,439		16,014		16,014		16,060		16,250		16,098		16,275		16,428		16,748		17,021		17,296		17,203		17,401		17,326		17,563	17,681	17,500	17,497	17,791	18,118	18,200	18,427	18,577	18,607	18,714	18,820
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value				10,000			9,839			9,896			10,335			10,740			10,806			10,906			11,201			11,435			11,511			11,556			11,501				11,713			11,883			12,056			12,029			12,168			12,274			12,290			12,427			12,422			12,533			12,586			12,554			12,592			12,667			12,560			12,484			12,565			12,562			12,612			12,750			12,844			12,915			12,709			12,600			12,330			12,887			13,101			13,225			13,413			13,253			13,555			13,632			13,686			13,736			13,774			13,819			14,095			14,099			13,900			12,307			12,862			13,428			13,560			14,196			14,331			14,183			14,255			14,819			15,098			15,148		15,204		15,226		15,392		15,437		15,644		15,704		15,784		15,783		15,756		15,602		15,895		15,460		15,301		15,126		14,588		14,624		13,639		14,444		14,112		13,551		13,903		14,205		14,116		14,654		14,465		14,620		14,766		14,631		14,876		15,081		15,123		14,944		14,770		15,439		16,014		16,014		16,060		16,250		16,098		16,275		16,428		16,748		17,021		17,296		17,203		17,401		17,326		17,563	17,681	17,500	17,497	17,791	18,118	18,200	18,427	18,577	18,607	18,714	18,820
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value		$ 10,000	$ 10,000			$ 10,185			$ 10,332			$ 10,483			$ 10,459			$ 10,580			$ 10,672			$ 10,687			$ 10,805			$ 10,801			$ 10,898			$ 10,944				$ 10,916			$ 10,949			$ 11,015			$ 10,921			$ 10,855			$ 10,926			$ 10,923			$ 10,966			$ 11,086			$ 11,168			$ 11,230			$ 11,050			$ 10,955			$ 10,721			$ 11,205			$ 11,392			$ 11,499			$ 11,662			$ 11,524			$ 11,786			$ 11,853			$ 11,900			$ 11,944			$ 11,977			$ 12,016			$ 12,256			$ 12,259			$ 12,086			$ 10,701			$ 11,183			$ 11,676			$ 11,790			$ 12,343			$ 12,461			$ 12,332			$ 12,395			$ 12,885			$ 13,128			$ 13,171			$ 13,220			$ 13,239			$ 13,383			$ 13,423			$ 13,603			$ 13,654			$ 13,725			$ 13,723			$ 13,700			$ 13,566			$ 13,821		$ 13,443		$ 13,305		$ 13,152		$ 12,685		$ 12,716		$ 11,860		$ 12,560		$ 12,270		$ 11,783		$ 12,089		$ 12,351		$ 12,274		$ 12,742		$ 12,578		$ 12,712		$ 12,839		$ 12,722		$ 12,934		$ 13,113		$ 13,149		$ 12,994		$ 12,842		$ 13,424		$ 13,925		$ 13,924		$ 13,965		$ 14,130		$ 13,997		$ 14,151		$ 14,285		$ 14,562		$ 14,800		$ 15,039		$ 14,958		$ 15,130		$ 15,066		$ 15,271		$ 15,374		$ 15,217		$ 15,214		$ 15,469		$ 15,754		$ 15,825		$ 16,023		$ 16,153		$ 16,179		$ 16,272		$ 16,365
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg U.S. Corporate High-Yield Bond Index
Accumulated Value				$ 10,000			$ 9,839			$ 9,896			$ 10,335			$ 10,740			$ 10,806			$ 10,906			$ 11,201			$ 11,435			$ 11,511			$ 11,556			$ 11,501				$ 11,713			$ 11,883			$ 12,056			$ 12,029			$ 12,168			$ 12,274			$ 12,290			$ 12,427			$ 12,422			$ 12,533			$ 12,586			$ 12,554			$ 12,592			$ 12,667			$ 12,560			$ 12,484			$ 12,565			$ 12,562			$ 12,612			$ 12,750			$ 12,844			$ 12,915			$ 12,709			$ 12,600			$ 12,330			$ 12,887			$ 13,101			$ 13,225			$ 13,413			$ 13,253			$ 13,555			$ 13,632			$ 13,686			$ 13,736			$ 13,774			$ 13,819			$ 14,095			$ 14,099			$ 13,900			$ 12,307			$ 12,862			$ 13,428			$ 13,560			$ 14,196			$ 14,331			$ 14,183			$ 14,255			$ 14,819			$ 15,098			$ 15,148		$ 15,204		$ 15,226		$ 15,392		$ 15,437		$ 15,644		$ 15,704		$ 15,784		$ 15,783		$ 15,756		$ 15,602		$ 15,895		$ 15,460		$ 15,301		$ 15,126		$ 14,588		$ 14,624		$ 13,639		$ 14,444		$ 14,112		$ 13,551		$ 13,903		$ 14,205		$ 14,116		$ 14,654		$ 14,465		$ 14,620		$ 14,766		$ 14,631		$ 14,876		$ 15,081		$ 15,123		$ 14,944		$ 14,770		$ 15,439		$ 16,014		$ 16,014		$ 16,060		$ 16,250		$ 16,098		$ 16,275		$ 16,428		$ 16,748		$ 17,021		$ 17,296		$ 17,203		$ 17,401		$ 17,326		$ 17,563	$ 17,681	$ 17,500	$ 17,497	$ 17,791	$ 18,118	$ 18,200	$ 18,427	$ 18,577	$ 18,607	$ 18,714	$ 18,820
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI All Country World ex USA Index (Net)
Accumulated Value	10,000				10,239			10,262			10,465			10,597			10,909			11,250			11,177			10,993			11,202			10,843			11,102				10,602			11,040			10,634			10,423			10,440			9,784			9,854			9,007			9,315			9,015			8,115			8,357			9,344			9,274			10,026			9,674			9,910			10,083			9,716			10,152			10,565			10,087			9,769			9,366			10,209			10,722			10,615			10,884			11,224			11,023			11,343			11,332			11,594			11,925			12,246			11,645			11,539			11,315			11,771			11,934			11,907			12,337			12,902			13,340			13,302			13,764			14,259			14,548			14,544			14,980
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI All Country World ex USA Index (Net)
Accumulated Value	10,000				10,239			10,262			10,465			10,597			10,909			11,250			11,177			10,993			11,202			10,843			11,102				10,602			11,040			10,634			10,423			10,440			9,784			9,854			9,007			9,315			9,015			8,115			8,357			9,344			9,274			10,026			9,674			9,910			10,083			9,716			10,152			10,565			10,087			9,769			9,366			10,209			10,722			10,615			10,884			11,224			11,023			11,343			11,332			11,594			11,925			12,246			11,645			11,539			11,315			11,771			11,934			11,907			12,337			12,902			13,340			13,302			13,764			14,259			14,548			14,544			14,980
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI All Country World ex USA Index (Net)
Accumulated Value	10,000				10,239			10,262			10,465			10,597			10,909			11,250			11,177			10,993			11,202			10,843			11,102				10,602			11,040			10,634			10,423			10,440			9,784			9,854			9,007			9,315			9,015			8,115			8,357			9,344			9,274			10,026			9,674			9,910			10,083			9,716			10,152			10,565			10,087			9,769			9,366			10,209			10,722			10,615			10,884			11,224			11,023			11,343			11,332			11,594			11,925			12,246			11,645			11,539			11,315			11,771			11,934			11,907			12,337			12,902			13,340			13,302			13,764			14,259			14,548			14,544			14,980
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI All Country World ex USA Index (Net)
Accumulated Value	$ 10,000				$ 10,239			$ 10,262			$ 10,465			$ 10,597			$ 10,909			$ 11,250			$ 11,177			$ 10,993			$ 11,202			$ 10,843			$ 11,102				$ 10,602			$ 11,040			$ 10,634			$ 10,423			$ 10,440			$ 9,784			$ 9,854			$ 9,007			$ 9,315			$ 9,015			$ 8,115			$ 8,357			$ 9,344			$ 9,274			$ 10,026			$ 9,674			$ 9,910			$ 10,083			$ 9,716			$ 10,152			$ 10,565			$ 10,087			$ 9,769			$ 9,366			$ 10,209			$ 10,722			$ 10,615			$ 10,884			$ 11,224			$ 11,023			$ 11,343			$ 11,332			$ 11,594			$ 11,925			$ 12,246			$ 11,645			$ 11,539			$ 11,315			$ 11,771			$ 11,934			$ 11,907			$ 12,337			$ 12,902			$ 13,340			$ 13,302			$ 13,764			$ 14,259			$ 14,548			$ 14,544			$ 14,980